SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

Description of plans:

In October 2008, the Company's Board of Directors adopted the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, RSUs awards and other stock-based awards. During the years commencing in 2010 and through December 31, 2025, the Company's Board of Directors approved, in the aggregate, an increase of 14,986,316 shares to the number of shares available for grant under the 2008 Plan, bringing the total number of shares available for grant to 15,986,316. As of December 31, 2025, 2,980,372 shares were available for future grants under the 2008 Plan.

The options granted under the 2008 Plan to the Company’s employees generally vest over a four-year period. The options granted under the 2008 Plan to the Company’s directors generally vest ratably each quarter over a three-year period except in the case of the grant to the Company’s Chairman of the Board of Directors, in which the options vest ratably each quarter over a four-year period.

In February 2019, the 2008 Plan was amended to include a dividend adjustment, reducing the exercise price of outstanding share options by the cash dividend paid per share unless otherwise resolved by the Board. The amendment also allows the administering committee to apply a “net exercise” method, while withholding a portion of shares based on a specified formula.

During the year ended December 31, 2025, the Company granted awards subject to market and performance conditions (“RSUs”). These RSUs generally vest over a four-year period of continued employment.

In addition, the Company approved the issuance of additional RSUs, some of which were also subject to performance conditions, contingent upon shareholder approval. As of August 14, 2025, such shareholder approval had been obtained. Accordingly, share-based compensation expense was recognized in respect of these awards.

Valuation assumptions:

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its stock options awards. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term.

Options granted to employees and directors:

The fair value of the Company's stock options granted in the years ended December 31, 2025, 2024 and 2023 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023

Risk free interest	3.79%-4.36%	3.85%-4.56%	3.57%-4.58%
Dividend yields	0%	0%	0%
Volatility	42.39%-43.26%	47.75%-49.00%	52.77%-53.87%
Expected term (in years)	3.76-3.82	3.82-3.83	3.85-3.92

A summary of employees’ and directors’ option balances under the 2008 Plan as of December 31, 2025 and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of January 1, 2025	5,290,625	$6.6	3.6	$1,060

Granted	1,010,000	$6.9
Exercised	(2,127,060)	$6.4
Forfeited and cancelled	(311,042)	$7.4

Outstanding as of December 31, 2025	3,862,523	$6.7	3.5	$24,140

Exercisable as of December 31, 2025	1,332,536	$7.2	2.4	$7,606

The weighted-average grant-date fair value of options granted during the years ended December 31, 2025, 2024 and 2023 were $2.40, $2.14 and $2.50, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on that date. These amounts changed based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2025, 2024 and 2023 was $7,476, $6 and $104, respectively.

RSUs granted to employees:

A summary of the Company’s RSUs balances under the 2008 Plan as of December 31, 2025 and changes during the twelve months then ended are as follows:

Number of RSUs

Outstanding as of January 1, 2025	-
Granted	1,215,500
Vested	-
Forfeited	(38,000)

Outstanding as of December 31, 2025	1,177,500

The weighted-average grant-date fair value of RSUs granted during the twelve months ended December 31, 2025, were $6.77.

For market-based awards, the Company determined the grant-date fair value using a Monte Carlo simulation model that incorporates various assumptions. The fair value of the Company’s RSUs granted in the twelve months ended December 31, 2025, was estimated using the following weighted average assumptions:

Twelve months ended December 31,
2025

Risk free interest	3.73% - 4.35%
Volatility	41.40% - 44.17%
Expected term (in years)	0.5 - 4
Minimal share price for vesting	5.25

Additional stock-based compensation data:

As of December 31, 2025, there was $9,232 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the 2008 Plan. The cost is expected to be recognized over a weighted-average period of 2.4 years.

c.	As part of DataPath Inc. (“DPI”) acquisition, the Company issued Ordinary shares and may issue additional Ordinary shares in the future if certain criteria are met (see Note 17).

d.
During the years ended December 31, 2025, 2024 and 2023, stock-based compensation expenses, including with respect to the Service-Based Earn-Out and the Additional Earn-Out Consideration as defined in Note 17, were recognized in the consolidated statement of income in the following line items:

	Year ended December 31,
	2025	2024	2023

Cost of revenues of products	$411	$214	$185
Cost of revenues of services	403	304	222
Research and development expenses, net	1,512	674	654
Selling and marketing expenses	1,445	611	417
General and administrative expenses	4,642	4,923	1,945
Other operating expenses (income), net	7	-	-

	$8,420	$6,726	$3,423

e.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend paid in Israeli currency in respect of Ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation.

2.	The Company has not adopted a policy regarding the distribution of dividends.

3.	Pursuant to the terms of a bank agreement, the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.